Lease liabilities	12 Months Ended
Jun. 30, 2023
Lease liabilities.
Lease liabilities

15.Lease liabilities

	June 30,
	2023	2022

	(In thousands of US Dollars)
Current
Lease liabilities	26	37
Non-current
Lease liabilities	28	56
	54	93

Future minimum lease payments

Future lease payments payable in relation to lease of the office:

	June 30,
	2023	2022

	(In thousands of US Dollars)
Within one year	43	43
Later than one year but not later than 5 years	14	60
Total	57	103